Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes attributed to the operations in China
Current	$ (13,260)	$ (3,671)	$ (3,318)
Deferred	4,921	1,007	333
Total Income tax expense	$ (8,339)	$ (2,664)	$ (2,985)